iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .8%
AAR Corp.
(a)
............................. 464,457 $ 38,452,395
AeroVironment, Inc.
(a) (b)
...................... 378,133 91,466,591
Archer Aviation, Inc. , Class A
(a) (b)
................ 7,323,927 55,075,931
Astronics Corp.
(a)
.......................... 375,290 20,355,730
ATI, Inc.
(a)
............................... 1,615,535 185,398,797
Axon Enterprise, Inc.
(a) (b)
..................... 938,400 532,945,512
Boeing Co. (The)
(a)
......................... 4,845,071 1,051,961,815
BWX Technologies, Inc.
(b)
.................... 1,087,142 187,901,623
Cadre Holdings, Inc.
(b)
....................... 343,624 14,033,604
Carpenter Technology Corp.
(b)
................. 592,387 186,507,123
Curtiss-Wright Corp. ........................ 438,476 241,718,664
Ducommun, Inc.
(a)
......................... 163,656 15,568,595
General Dynamics Corp. ..................... 1,605,176 540,398,552
General Electric Co. ........................ 8,959,281 2,759,727,326
HEICO Corp. ............................ 477,888 154,639,778
HEICO Corp. , Class A
(b)
..................... 920,597 232,386,301
Hexcel Corp.
(b)
............................ 945,737 69,889,964
Howmet Aerospace, Inc. ..................... 2,855,342 585,402,217
Huntington Ingalls Industries, Inc. ............... 466,608 158,679,383
Intuitive Machines, Inc. , Class A
(a) (b)
.............. 1,331,242 21,606,058
Karman Holdings, Inc.
(a) (b)
.................... 911,640 66,704,699
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 2,007,659 152,401,395
L3Harris Technologies, Inc. ................... 1,921,169 563,997,583
Leonardo DRS, Inc. ........................ 918,195 31,301,268
Loar Holdings, Inc.
(a) (b)
....................... 423,422 28,792,696
Lockheed Martin Corp. ...................... 1,173,956 567,807,299
Mercury Systems, Inc.
(a) (b)
.................... 629,455 45,956,510
Moog, Inc. , Class A ........................ 337,779 82,266,075
National Presto Industries, Inc. ................. 62,993 6,725,133
Northrop Grumman Corp. .................... 989,158 564,027,783
Red Cat Holdings, Inc.
(a) (b)
.................... 1,246,798 9,887,108
Rocket Lab Corp.
(a) (b)
....................... 5,589,358 389,913,614
Security Shares Value
a
Aerospace & Defense (continued)
RTX Corp. .............................. 11,388,126 $ 2,088,582,308
StandardAero, Inc.
(a) (b)
....................... 1,671,933 47,951,038
Textron, Inc. ............................. 2,095,447 182,660,115
TransDigm Group, Inc. ...................... 421,632 560,707,315
V2X, Inc.
(a) (b)
............................. 243,961 13,308,073
VSE Corp.
(b)
............................. 278,397 48,098,650
Woodward, Inc. ........................... 713,044 215,567,462
12,810,772,083
a
Leisure Products  —  0 .1%
Smith & Wesson Brands, Inc. .................. 527,741 5,208,804
Sturm Ruger & Co., Inc. ..................... 189,770 6,195,990
11,404,794
a
Total Long-Term Investments — 99.9%
(Cost: $ 9,274,831,872 ) ............................... 12,822,176,877
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 264,278,795 264,410,935
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 11,168,046 11,168,046
a
Total Short-Term Securities — 2.2%
(Cost: $ 275,523,113 ) ................................ 275,578,981
Total Investments — 102.1%
(Cost: $ 9,550,354,985 ) ............................... 13,097,755,858
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (264,504,481)
Net Assets — 100.0% ................................. $ 12,833,251,377
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 368,673,886  $ —  $ (104,286,601)
(a)
$ 16,175  $ 7,475  $ 264,410,935  264,278,795  $ 486,595
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,308,939  2,859,107
(a)
—  —  —  11,168,046  11,168,046  202,926  —
$ 16,175  $ 7,475
$ 275,578,981
$ 689,521  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Aerospace & Defense ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 51 03/20/26 $ 8,035 $ (133,290)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,822,176,877  $ —  $ —  $ 12,822,176,877
Short-Term Securities
Money Market Funds ...................................... 275,578,981  —  —  275,578,981
$ 13,097,755,858  $ —  $ —  $ 13,097,755,858
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (133,290) $ —  $ —  $ (133,290)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.